Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Related Party Transactions

During the period ended March 31, 2015, the Company recorded office and general expenses of $10,072 (2014 - $11,338) related to the fair market value of services rendered to the Company by its shareholder. The full amount was charged to the shareholder loan account.

During the period ended March 31, 2015, the Company incurred repairs and maintenance expenses of $3,706 related to its prior office space which is owned by an officer of the Company.

As at March 31, 2015, the Company had $7,793 (December 31, 2014 - $8,278) receivable from a related party that is a company controlled by an officer of the Company. The amounts are non-interest bearing and are repayable on demand.

During the year ended December 31, 2014, the Company recorded office and general expenses of $45,269 (2013 - $48,548) related to the fair market value of services rendered to the Company by its shareholder. Of this amount, $14,310 (2013 - $32,402) was charged to capital surplus and $30,959 (2013 - $16,146) was charged to the shareholder loan account.